Income taxes	2 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Income Taxes
Income taxes

12. Income Taxes

The Company’s effective tax rate was 15.7% and 6.0% for the three months ended September 30, 2025 and 2024, respectively. The Company's effective tax rate was 13.8% and 5.7% for the nine months ended September 30, 2025 and 2024, respectively. The Company recognized a provision on pre-tax income, reduced by non-taxable income related to the period in which the Company was treated as a Partnership for US income tax purposes.

On July 4, 2025, the One Big Beautiful Bill Act ("OBBBA") was signed into law and contains several changes to federal tax law. The Company is currently assessing the impact of the OBBBA on our combined and condensed consolidated financial statements.

Jefferson Capital, Inc. before the business combination
Income Taxes
Income taxes

3. Income taxes

The Company is a C-Corp and is generally subject to United States federal and state income taxes at the company level.

Income before taxes consisted of the following (in thousands):

FOR THE PERIOD
NOVEMBER 12, 2024
(INCEPTION) —
DECEMBER 31, 2024
United States	$(10,650)
Foreign	—
Income Before Income Taxes	$(10,650)

The provision for Income taxes consisted of the following (in thousands):

FOR THE PERIOD
NOVEMBER 12, 2024
(INCEPTION) —
DECEMBER 31, 2024
Current Expense (benefit)
United States	$—
$—
Deferred expense (benefit)
United States	(2,556)
$(2,556)
Provision for Income Taxes	$(2,556)

A reconciliation of the statutory U.S. federal income tax rate to our effective tax rate was as follows:

FOR THE PERIOD
NOVEMBER 12, 2024
(INCEPTION) —
DECEMBER 31, 2024
U.S. Federal provision	21.0%
Effect of:
State and local income taxes, net of federal income tax benefit	3.0%
Effective rate	24.0%

The tax effects of temporary differences that give rise to significant portions of the deferred assets and liabilities consisted of the following (in thousands):

FOR THE PERIOD
NOVEMBER 12, 2024
(INCEPTION) —
DECEMBER 31, 2024
Deferred tax assets:
Net operating losses	$(2,556)
$(2,556)
Deferred tax liabilities:
Deferred tax liabilities	$—
$—
Net deferred tax assets	$(2,556)

Valuation allowances are recorded against deferred tax assets if the Company believes it is more likely than not that some or all of a deferred tax asset will not be realized. In evaluating the need for a valuation allowance, the Company considered all available positive and negative evidence, including carryback availability, future reversals of existing taxable temporary differences, the Company’s recent earnings history, projected future taxable income, the overall business environment, and any applicable tax planning strategies. Based on this evaluation, management has determined that it is more likely than not that the deferred tax assets will be realized and, therefore, no valuation allowance have been recorded for fiscal years ended December 31, 2024, and 2023.

The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to income taxes in income tax expense.

As of December 31, 2024, and 2023 the Company has not recorded any unrecognized tax benefits or related penalties and interest. Further, the Company does not expect any significant changes related to unrecognized tax benefits within the next 12 months.